SHARE-BASED PAYMENT - Option activity (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)
SHARE-BASED PAYMENTS
Number of options, granted during the year	971,072
Charges accounted				$ 20,893,789
Options incentive Plan
SHARE-BASED PAYMENTS
Number of options, at the beginning		1,200,000
Number of options, granted during the year		1,200,000	1,200,000
Number of options, exercised during the year		33,333
Number of options, effective at year	1,166,667	1,166,667	1,200,000
Weighted average exercise price, at the beginning | $ / shares		$ 4.55
Weighted average exercise price, granted during the year | $ / shares			$ 4.55
Weighted average exercise price, exercised during the year | $ / shares		15.09
Weighted average exercise price, effective at year | $ / shares	$ 4.55	$ 4.55	$ 4.55
Charges accounted		$ 700,000	$ 1,900,000